FAIR VALUE MEASUREMENT - Level 3 Roll Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Trading account assets and liabilities
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	$ (991)	$ (2,380)
Transfers into Level 3	(749)	852
Transfers out of Level 3	461	(676)
Purchases	710	587
Sales	(503)	(339)
Settlements	(440)	484
Balance at end of period, asset (liability), net	(2,661)	(991)
Unrealized gains (losses) still held	(1,175)	(318)
Trading account assets and liabilities | Principal transactions
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings	(1,149)	481
Trading account assets and liabilities | Interest rate contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	839	181
Transfers into Level 3	24	692
Transfers out of Level 3	(98)	(226)
Purchases	113	228
Sales	(162)	(155)
Settlements	(109)	(173)
Balance at end of period, asset (liability), net	(211)	839
Unrealized gains (losses) still held	(414)	779
Trading account assets and liabilities | Interest rate contracts | Principal transactions
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings	(818)	292
Trading account assets and liabilities | Foreign exchange contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	695	0
Transfers into Level 3	47	29
Transfers out of Level 3	(39)	(35)
Purchases	59	26
Sales	(59)	(10)
Settlements	(17)	60
Balance at end of period, asset (liability), net	778	695
Unrealized gains (losses) still held	56	146
Trading account assets and liabilities | Foreign exchange contracts | Principal transactions
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings	92	625
Trading account assets and liabilities | Equity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(858)	(1,448)
Transfers into Level 3	(916)	25
Transfers out of Level 3	766	295
Purchases	435	298
Sales	(279)	(149)
Settlements	(493)	25
Balance at end of period, asset (liability), net	(863)	(858)
Unrealized gains (losses) still held	(274)	(453)
Trading account assets and liabilities | Equity contracts | Principal transactions
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings	482	96
Trading account assets and liabilities | Commodity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(1,393)	(771)
Transfers into Level 3	92	0
Transfers out of Level 3	(12)	(527)
Purchases	0	15
Sales	0	(25)
Settlements	29	79
Balance at end of period, asset (liability), net	(1,622)	(1,393)
Unrealized gains (losses) still held	(174)	(246)
Trading account assets and liabilities | Commodity contracts | Principal transactions
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings	(338)	(164)
Trading account assets and liabilities | Credit derivatives
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(274)	(342)
Transfers into Level 3	4	106
Transfers out of Level 3	(156)	(183)
Purchases	103	20
Sales	(3)	0
Settlements	150	493
Balance at end of period, asset (liability), net	(743)	(274)
Unrealized gains (losses) still held	(369)	(544)
Trading account assets and liabilities | Credit derivatives | Principal transactions
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings	(567)	(368)
Interest-bearing deposits
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	890	786
Transfers into Level 3, liabilities	5	32
Transfers out of Level 3, liabilities	(12)	(21)
Purchases, liability	0	0
Issuance, liability	127	86
Sales, liability	0	0
Settlements, liability	(167)	(118)
Balance at end of period, liability	486	890
Unrealized gains (losses) still held, liabilities	(69)	(41)
Interest-bearing deposits | Principal transactions
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Interest-bearing deposits | Other
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	357	(125)
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	902	841
Transfers into Level 3, liabilities	54	216
Transfers out of Level 3, liabilities	0	(17)
Purchases, liability	78	36
Issuance, liability	0	0
Sales, liability	220	40
Settlements, liability	(217)	(123)
Balance at end of period, liability	1,043	902
Unrealized gains (losses) still held, liabilities	(34)	50
Federal funds purchased and securities loaned or sold under agreements to repurchase | Principal transactions
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings, liabilities	(6)	91
Federal funds purchased and securities loaned or sold under agreements to repurchase | Other
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Trading account liabilities | Securities sold, not yet purchased
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	590	365
Transfers into Level 3, liabilities	79	89
Transfers out of Level 3, liabilities	(111)	(52)
Purchases, liability	0	0
Issuance, liability	0	0
Sales, liability	534	612
Settlements, liability	(749)	(382)
Balance at end of period, liability	424	590
Unrealized gains (losses) still held, liabilities	(58)	73
Trading account liabilities | Securities sold, not yet purchased | Principal transactions
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings, liabilities	(81)	42
Trading account liabilities | Securities sold, not yet purchased | Other
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Short-term borrowings
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	29	112
Transfers into Level 3, liabilities	323	2
Transfers out of Level 3, liabilities	(12)	(10)
Purchases, liability	0	0
Issuance, liability	49	316
Sales, liability	0	0
Settlements, liability	(76)	(338)
Balance at end of period, liability	344	29
Unrealized gains (losses) still held, liabilities	(8)	(5)
Short-term borrowings | Principal transactions
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings, liabilities	(31)	53
Short-term borrowings | Other
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Long-term debt
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	7,621	6,726
Transfers into Level 3, liabilities	2,701	3,738
Transfers out of Level 3, liabilities	(4,206)	(2,531)
Purchases, liability	0	0
Issuance, liability	3,893	1,466
Sales, liability	0	(1)
Settlements, liability	(2,561)	(1,332)
Balance at end of period, liability	7,290	7,621
Unrealized gains (losses) still held, liabilities	(446)	758
Long-term debt | Principal transactions
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings, liabilities	109	292
Long-term debt | Other
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	49	153
Long-term debt | Commodity contracts
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Transfers into Level 3, liabilities		1,300
Other financial liabilities
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	10	24
Transfers into Level 3, liabilities	5	5
Transfers out of Level 3, liabilities	(3)	(2)
Purchases, liability	0	(5)
Issuance, liability	1	104
Sales, liability	(3)	0
Settlements, liability	(8)	(331)
Balance at end of period, liability	7	10
Unrealized gains (losses) still held, liabilities	(4)	(9)
Other financial liabilities | Principal transactions
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Other financial liabilities | Other
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	(5)	(215)
Federal funds sold and securities borrowed or purchased under agreements to resell
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,566	5,043
Transfers into Level 3	84	627
Transfers out of Level 3, assets	(8)	(1,871)
Purchases, assets	75	59
Issuance, assets	0	0
Sales, assets	0	71
Settlements, assets	(258)	(226)
Balance at end of period, asset	3,398	3,566
Unrealized gains (losses) still held, assets	133	(124)
Federal funds sold and securities borrowed or purchased under agreements to resell | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	(61)	(137)
Federal funds sold and securities borrowed or purchased under agreements to resell | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	15,260	13,823
Transfers into Level 3	5,165	4,175
Transfers out of Level 3, assets	(5,535)	(4,625)
Purchases, assets	17,516	18,360
Issuance, assets	26	68
Sales, assets	(18,292)	(16,276)
Settlements, assets	(436)	(1,864)
Balance at end of period, asset	15,357	15,260
Unrealized gains (losses) still held, assets	374	(135)
Trading non-derivative assets | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	1,653	1,599
Trading non-derivative assets | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,094	1,325
Transfers into Level 3	854	1,386
Transfers out of Level 3, assets	(966)	(1,477)
Purchases, assets	714	1,316
Issuance, assets	26	68
Sales, assets	(695)	(1,310)
Settlements, assets	(59)	(355)
Balance at end of period, asset	1,085	1,094
Unrealized gains (losses) still held, assets	8	52
Trading non-derivative assets | U.S. government-sponsored agency guaranteed | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	117	141
Trading non-derivative assets | U.S. government-sponsored agency guaranteed | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,854	1,805
Transfers into Level 3	442	513
Transfers out of Level 3, assets	(514)	(372)
Purchases, assets	2,582	3,630
Issuance, assets	0	0
Sales, assets	(3,141)	(3,189)
Settlements, assets	0	(7)
Balance at end of period, asset	2,680	2,854
Unrealized gains (losses) still held, assets	132	10
Trading non-derivative assets | Mortgage-backed securities - Residential | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	457	474
Trading non-derivative assets | Mortgage-backed securities - Residential | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	256	1,119
Transfers into Level 3	187	278
Transfers out of Level 3, assets	(376)	(304)
Purchases, assets	758	244
Issuance, assets	0	0
Sales, assets	(402)	(1,178)
Settlements, assets	0	(17)
Balance at end of period, asset	440	256
Unrealized gains (losses) still held, assets	(4)	14
Trading non-derivative assets | Mortgage-backed securities - Commercial | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	17	114
Trading non-derivative assets | Mortgage-backed securities - Commercial | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,204	4,249
Transfers into Level 3	1,483	2,177
Transfers out of Level 3, assets	(1,856)	(2,153)
Purchases, assets	4,054	5,190
Issuance, assets	26	68
Sales, assets	(4,238)	(5,677)
Settlements, assets	(59)	(379)
Balance at end of period, asset	4,205	4,204
Unrealized gains (losses) still held, assets	136	76
Trading non-derivative assets | Mortgage-backed securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	591	729
Trading non-derivative assets | Mortgage-backed securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	0	0
Transfers into Level 3	0	54
Transfers out of Level 3, assets	0	0
Purchases, assets	7	0
Issuance, assets	0	0
Sales, assets	(10)	(53)
Settlements, assets	0	0
Balance at end of period, asset	0	0
Unrealized gains (losses) still held, assets	0	0
Trading non-derivative assets | U.S. Treasury and federal agency securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	3	(1)
Trading non-derivative assets | U.S. Treasury and federal agency securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0
Trading non-derivative assets | State and municipal securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	222	195
Transfers into Level 3	150	9
Transfers out of Level 3, assets	(105)	0
Purchases, assets	34	107
Issuance, assets	0	0
Sales, assets	(70)	(126)
Settlements, assets	0	0
Balance at end of period, asset	241	222
Unrealized gains (losses) still held, assets	1	15
Trading non-derivative assets | State and municipal securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	10	37
Trading non-derivative assets | State and municipal securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	416	311
Transfers into Level 3	130	156
Transfers out of Level 3, assets	(253)	(67)
Purchases, assets	676	326
Issuance, assets	0	0
Sales, assets	(707)	(289)
Settlements, assets	0	0
Balance at end of period, asset	206	416
Unrealized gains (losses) still held, assets	5	5
Trading non-derivative assets | Foreign government | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	(56)	(21)
Trading non-derivative assets | Foreign government | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,835	2,030
Transfers into Level 3	465	410
Transfers out of Level 3, assets	(502)	(410)
Purchases, assets	1,988	2,864
Issuance, assets	0	0
Sales, assets	(2,839)	(2,116)
Settlements, assets	0	(923)
Balance at end of period, asset	820	1,835
Unrealized gains (losses) still held, assets	(139)	(406)
Trading non-derivative assets | Corporate | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	(127)	(20)
Trading non-derivative assets | Corporate | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,057	264
Transfers into Level 3	142	228
Transfers out of Level 3, assets	(209)	(210)
Purchases, assets	1,437	829
Issuance, assets	0	0
Sales, assets	(295)	(183)
Settlements, assets	0	0
Balance at end of period, asset	2,219	1,057
Unrealized gains (losses) still held, assets	337	59
Trading non-derivative assets | Equity securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	87	129
Trading non-derivative assets | Equity securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,342	4,453
Transfers into Level 3	158	181
Transfers out of Level 3, assets	(332)	(193)
Purchases, assets	3,893	5,165
Issuance, assets	0	0
Sales, assets	(5,643)	(5,579)
Settlements, assets	0	(229)
Balance at end of period, asset	3,294	4,342
Unrealized gains (losses) still held, assets	3	123
Trading non-derivative assets | Asset-backed securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	876	544
Trading non-derivative assets | Asset-backed securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Trading non-derivative assets | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,184	2,321
Transfers into Level 3	2,637	960
Transfers out of Level 3, assets	(2,278)	(1,592)
Purchases, assets	5,427	3,879
Issuance, assets	0	0
Sales, assets	(4,490)	(2,253)
Settlements, assets	(377)	(333)
Balance at end of period, asset	4,372	3,184
Unrealized gains (losses) still held, assets	31	(7)
Trading non-derivative assets | Other debt securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	269	202
Trading non-derivative assets | Other debt securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Investments
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	9,741	11,907
Transfers into Level 3	1,304	3,857
Transfers out of Level 3, assets	(1,110)	(6,493)
Purchases, assets	3,474	4,847
Issuance, assets	0	0
Sales, assets	(2,857)	(1,858)
Settlements, assets	(3,441)	(2,949)
Balance at end of period, asset	7,338	9,741
Unrealized gains (losses) still held, assets	5	203
Investments | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	227	430
Investments | U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	187	1,458
Transfers into Level 3	60	2,058
Transfers out of Level 3, assets	(203)	(3,820)
Purchases, assets	17	593
Issuance, assets	0	0
Sales, assets	(73)	(38)
Settlements, assets	(2)	(57)
Balance at end of period, asset	38	187
Unrealized gains (losses) still held, assets	(8)	11
Investments | U.S. government-sponsored agency guaranteed | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | U.S. government-sponsored agency guaranteed | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	52	(7)
Investments | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	102	205
Transfers into Level 3	31	60
Transfers out of Level 3, assets	(2)	(265)
Purchases, assets	17	212
Issuance, assets	0	0
Sales, assets	(173)	(140)
Settlements, assets	0	0
Balance at end of period, asset	8	102
Unrealized gains (losses) still held, assets	0	7
Investments | Mortgage-backed securities - Residential | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Mortgage-backed securities - Residential | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	33	30
Investments | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	0	0
Transfers into Level 3	4	4
Transfers out of Level 3, assets	(7)	(21)
Purchases, assets	10	17
Issuance, assets	0	0
Sales, assets	0	0
Settlements, assets	0	0
Balance at end of period, asset	1	0
Unrealized gains (losses) still held, assets	0	0
Investments | Mortgage-backed securities - Commercial | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Mortgage-backed securities - Commercial | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(6)	0
Investments | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	289	1,663
Transfers into Level 3	95	2,122
Transfers out of Level 3, assets	(212)	(4,106)
Purchases, assets	44	822
Issuance, assets	0	0
Sales, assets	(246)	(178)
Settlements, assets	(2)	(57)
Balance at end of period, asset	47	289
Unrealized gains (losses) still held, assets	(8)	18
Investments | Mortgage-backed securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Mortgage-backed securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	79	23
Investments | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	8	12
Transfers into Level 3	0	0
Transfers out of Level 3, assets	0	0
Purchases, assets	0	0
Issuance, assets	0	0
Sales, assets	(2)	(4)
Settlements, assets	0	0
Balance at end of period, asset	6	8
Unrealized gains (losses) still held, assets	0	0
Investments | U.S. Treasury and federal agency securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | U.S. Treasury and federal agency securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Investments | State and municipal securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,643	849
Transfers into Level 3	811	12
Transfers out of Level 3, assets	(584)	(122)
Purchases, assets	923	1,236
Issuance, assets	0	0
Sales, assets	(549)	(217)
Settlements, assets	0	(125)
Balance at end of period, asset	2,180	1,643
Unrealized gains (losses) still held, assets	49	(75)
Investments | State and municipal securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | State and municipal securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(64)	10
Investments | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	344	383
Transfers into Level 3	286	178
Transfers out of Level 3, assets	(105)	(256)
Purchases, assets	851	506
Issuance, assets	0	0
Sales, assets	(490)	(391)
Settlements, assets	(181)	(78)
Balance at end of period, asset	678	344
Unrealized gains (losses) still held, assets	(17)	(28)
Investments | Foreign government | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Foreign government | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(27)	2
Investments | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	285	385
Transfers into Level 3	26	334
Transfers out of Level 3, assets	(143)	(119)
Purchases, assets	728	104
Issuance, assets	0	0
Sales, assets	(218)	(303)
Settlements, assets	0	(89)
Balance at end of period, asset	672	285
Unrealized gains (losses) still held, assets	(4)	0
Investments | Corporate | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Corporate | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(6)	(27)
Investments | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	815	773
Transfers into Level 3	19	19
Transfers out of Level 3, assets	(19)	(1)
Purchases, assets	10	1
Issuance, assets	0	0
Sales, assets	(255)	(33)
Settlements, assets	0	0
Balance at end of period, asset	681	815
Unrealized gains (losses) still held, assets	(78)	47
Investments | Equity securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Equity securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	111	56
Investments | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,960	2,220
Transfers into Level 3	0	1,192
Transfers out of Level 3, assets	(47)	(1,684)
Purchases, assets	95	1,475
Issuance, assets	0	0
Sales, assets	(195)	(337)
Settlements, assets	(1,305)	(1,023)
Balance at end of period, asset	549	1,960
Unrealized gains (losses) still held, assets	(18)	0
Investments | Asset-backed securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Asset-backed securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	41	117
Investments | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	50	258
Transfers into Level 3	0	0
Transfers out of Level 3, assets	0	(205)
Purchases, assets	116	50
Issuance, assets	0	0
Sales, assets	(115)	(53)
Settlements, assets	(50)	0
Balance at end of period, asset	0	50
Unrealized gains (losses) still held, assets	0	0
Investments | Other debt securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Other debt securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(1)	0
Investments | Non-marketable equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,347	5,364
Transfers into Level 3	67	0
Transfers out of Level 3, assets	0	0
Purchases, assets	707	653
Issuance, assets	0	0
Sales, assets	(787)	(342)
Settlements, assets	(1,903)	(1,577)
Balance at end of period, asset	2,525	4,347
Unrealized gains (losses) still held, assets	81	241
Investments | Non-marketable equity securities | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Investments | Non-marketable equity securities | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	94	249
Loans
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,143	4,931
Transfers into Level 3	92	353
Transfers out of Level 3, assets	6	0
Purchases, assets	951	179
Issuance, assets	197	652
Sales, assets	(895)	(192)
Settlements, assets	(1,153)	(1,756)
Balance at end of period, asset	3,108	4,143
Unrealized gains (losses) still held, assets	37	(122)
Loans | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Loans | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(233)	(24)
Mortgage servicing rights
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,718	1,942
Transfers into Level 3	0	0
Transfers out of Level 3, assets	0	0
Purchases, assets	0	0
Issuance, assets	217	634
Sales, assets	(317)	(2)
Settlements, assets	(383)	(411)
Balance at end of period, asset	1,845	2,718
Unrealized gains (losses) still held, assets	(390)	553
Mortgage servicing rights | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Mortgage servicing rights | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(390)	555
Other financial assets measured on a recurring basis
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	181	2,452
Transfers into Level 3	(83)	1
Transfers out of Level 3, assets	0	0
Purchases, assets	3	216
Issuance, assets	164	474
Sales, assets	(10)	(2,046)
Settlements, assets	(277)	(979)
Balance at end of period, asset	78	181
Unrealized gains (losses) still held, assets	14	(5)
Other financial assets measured on a recurring basis | Principal transactions
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in principal transactions	0	0
Other financial assets measured on a recurring basis | Other
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	$ 100	$ 63